Award Timing Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company generally grants annual equity-based awards during the first half of the calendar year, although such timing may change from year to year. The compensation committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee. The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The compensation committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the compensation committee.
Raymond J. Tesi, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name	Raymond J. Tesi, M.D.
Fair Value as of Grant Date	$ 3,008,174
CEO/President/CMO [Member]
Awards Close in Time to MNPI Disclosures
Name		CEO/President/CMO
Fair Value as of Grant Date		$ 1,694,818
David J. Moss [Member]
Awards Close in Time to MNPI Disclosures
Name	David J. Moss
Fair Value as of Grant Date	$ 2,722,003
CFO [Member]
Awards Close in Time to MNPI Disclosures
Name		CFO
Fair Value as of Grant Date		$ 1,589,218
Mark Lowdell [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark Lowdell
Fair Value as of Grant Date	$ 1,792,412
CSO [Member]
Awards Close in Time to MNPI Disclosures
Name		CSO
Fair Value as of Grant Date		$ 150,237